Subsequent Events	12 Months Ended
Dec. 31, 2017
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Subsequent Events
36.	SUBSEQUENT EVENTS

2018 PDVP Programmed Voluntary Retirement Plan

In March 2018, the Company approved the Programmed Voluntary Retirement Program (‘the 2018 PDVP’). Employees eligible to be part of the program are those will have worked for Cemig for 25 years or more by December 31, 2018. The period for joining the program was April 2 through 30, 2018. The program offers payment of the severance amounts specified by law, including payment for notice period, and especial deposit of the ‘penalty’ amount of 40% of the FGTS (Labour Guarantee Fund) Base Value, and other charges specified by the legislation, with no provision for the payment of any additional amounts.

Advanced payment for future energy supply

From January 01, 2018 until the date of this report 2018, Cemig GT made advanced payments of R$ 71 to its joint venture investee Renova, in relation to future energy supply becoming due between April and August 2018. These advances are adjusted to present value at a rate of 155% of the CDI.

Sale of remaining shares not initially subscribed in capital increase

On March 21, 2018, Cemig sold the totality of the remaining shares not subscribed in the Capital increase approved by the Shareholders’ Extraordinary General Meeting held on October 26, 2017, through a public offer of a single and indivisible lot of shares, which resulted in a financial volume of R$ 111. A total of 13,139,799 remaining common shares (ON) were sold for an average price of R$ 7.30, totaling R$ 96; and 1,815,750 remaining preferred shares (PN) were sold for an average price of R$ 8.22, for a total of R$15.

Cemig’s capital increase

On April 23, 2018, the Shareholders’ Extraordinary General Meeting approved a Company capital increase in the amount of R$ 1,000, whose capital increased from R$ 6,294 to R$ 7,294, throughout the issue and subscription of 199,910,947 new shares, each with par value of R$ 5.00 (five Reais), comprising 66,849,505 common shares and 133,061,442 preferred shares.

The capital increase, considering the issuance price, represented proceeds of R$1,324. The difference, in the amount of R$ 324, will be allocated to the capital reserve account.

Shareholders’ Annual General Meeting

On April 30, 2018, the Shareholders’ Annual General Meeting approved Company’s 2017 statutory financial statements and the allocation of retained earnings and net income for 2017, as proposed by the Board of Directors and mentioned on Note 25 (c).

Issue of Commercial Promissory Notes

In May 2018, Cemig D issued Commercial Promissory Notes in the amount of R$400 million, due on October 24, 2019 and bears interest of 151% of the CDI Rate (Interbank Rate for Interbank Certificates of Deposit or Certificados de Depósito Inter-bancário – CDIs), which will be paid on the maturity date.

Renova refusal of binding proposal by Cemig

On May 3, 2018, Renova’s Board of Directors decided not to accept the binding proposal received from Cemig for acquisition of 100% of the shares in Chipley SP Participações S.A. (‘Chipley’) held by Renova, or 51% of the shares in Brasil PCH S.A. held by Chipley as mentioned on Note 16.

Renova’s Executive Board announced that it is carrying out studies for a new restructuring plan, which will be presented soon to its Board of Directors, aiming to resolve the situation of Renova’s capital structure and honor all the commitments Renova has undertaken.